Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

NOTE E – INCOME TAXES

We recognized income after permanent differences and net taxable income of approximately $3,100,000 and $4,200,000, respectively in 2013, however no provision for regular federal income taxes has been recorded in the accompanying consolidated statement of operations because we used net operating loss carry forwards to fully offset taxes that would otherwise be due, and because the deferred income tax assets arising from these net operating loss carry forwards had previously been fully reserved. A current provision for Alternate Minimum Taxes (“AMT”) has been created in the current year, but this amount also creates a deferred tax asset of the same amount.

In a similar manner, we recognized taxable income after permanent differences and net taxable income of approximately $1,000,000 and $1,300,000, respectively in 2012, however no provision for income taxes was recorded in the accompanying consolidated statement of operations because we used net operating loss carry forwards to fully offset taxes that would otherwise be due, and because the deferred income tax assets arising from these net operating loss carry forwards had previously been fully reserved. In 2011, we recognized a loss after permanent differences and a minimal amount of taxable income, which amount was reduced to zero through the utilization of net operating loss carry forwards.

At December 31, 2013 and 2012, we had combined federal and state net operating loss carry forwards of approximately $4.6 million and $13.6 million, respectively. The significant difference between these amounts and our accumulated deficit arises primarily from certain stock based compensation that has historically been considered to be a permanent difference. Assuming our net operating loss carry forwards are not disallowed because of certain “change of control” provisions of the Internal Revenue Code, these net operating loss carry forwards expire in various years through the year ending December 31, 2031. However we have established a valuation allowance to fully reserve our deferred income tax assets as such assets did not meet the required asset recognition standard established by ASC Topic 740. Our valuation allowance decreased by approximately $560,000 during the year ended December 31, 2013.

Significant components of the provision for income taxes for the year ended December 31, 2013 is as follows (in thousands):

2013
Current:
Federal	93
State	59

Total Current Provision	152

A reconciliation of the differences between the effective tax rate and the federal statutory tax rate for the year ended December 31, 2013 is as follows:

2013
Federal Statutory Tax Rate	34.00%
State Income Taxes, net of Federal Income Tax Benefit	1.77%
Non-deductible meals and entertainment	1.89%
Non-deductible stock options and warrants	14.45%
Other, net	0.26%
Valuation allowance	(45.44)%

Effective Tax Rate	6.93%

At December 31, 2013 and 2012, our current and non-current deferred income tax assets and liabilities consisted of the following (in thousands):

	2013	2012
Current deferred income tax assets:
Allowance for doubtful accounts	$1,741	$1,151
Accrued vacation	243	255
AMT credit	93	—
Other	30	51

Subtotal	2,107	1,457

Less valuation allowance	(1,519)	(1,457)

Total Net Current Deferred Income Tax Assets	$588	$—

Non-Current deferred income tax assets (liabilities):
Net operating loss carry-forwards	$1,240	$2,752
Accumulated depreciation and amortization	(933)	(1,243)

Subtotal	307	1,509

Less valuation allowance	(895)	(1,509)

Total Net Non-current Deferred Income Tax Liability	(588)	—

Net Deferred Income Tax Asset / (Liability)	$—	$—

We file income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. For federal and state purposes, we have open tax years from the tax year ending December 31, 2003 to December 31, 2012. We are not currently subject to any ongoing income tax examinations.